Derivatives - Foreign currency agreements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	1		2
Foreign currency agreements value	$ 2,500		$ 5,000
Average forward rate	1.2876		1.28
Forward rate contract expiration frequency	July 2013		monthly intervals up to February 2013
Gain (Loss) on derivative instruments from forward contracts	$ (125)	$ 838